Financial Instruments and Risk Management - Schedule of Financial Liabilities (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Carrying Amounts[Member]
Schedule of Financial Liabilities [Line Items]
Trade payables	RM 18,315,260	$ 4,510,037	RM 27,396,814
Other payables and accrued liabilities	8,951,463	2,204,251	31,816,499
Bank and other borrowings	63,340,867	15,597,357	35,039,857
Lease liabilities	708,629	174,497	747,819
Amount due to related parties	3,901,595	960,747	2,168,066
Financial liabilities	95,217,814	23,446,889	97,169,055
Contractual Cash Flows [Member]
Schedule of Financial Liabilities [Line Items]
Trade payables	18,315,260	4,510,037	27,396,814
Other payables and accrued liabilities	8,951,463	2,204,251	31,816,499
Bank and other borrowings	67,741,152	16,680,904	35,668,434
Lease liabilities	744,000	183,206	806,000
Amount due to related parties	4,047,143	960,746	2,292,276
Financial liabilities	99,799,018	24,539,144	97,980,023
Within 1 year [Member]
Schedule of Financial Liabilities [Line Items]
Trade payables	18,315,260	4,510,037	27,396,814
Other payables and accrued liabilities	8,951,463	2,204,251	31,816,499
Bank and other borrowings	46,998,342	11,573,096	33,045,385
Lease liabilities	462,000	113,765	312,000
Amount due to related parties	4,047,143	960,746	2,292,276
Financial liabilities	78,774,208	19,361,895	94,862,974
More than 1 year and less than 2 years [Member]
Schedule of Financial Liabilities [Line Items]
Trade payables
Other payables and accrued liabilities
Bank and other borrowings	16,109,886	3,966,975	1,289,377
Lease liabilities	282,000	69,441	494,000
Amount due to related parties
Financial liabilities	16,391,886	4,036,416	1,783,377
More than 5 years [Member]
Schedule of Financial Liabilities [Line Items]
Trade payables
Other payables and accrued liabilities
Bank and other borrowings	4,632,924	1,140,833	1,333,672
Lease liabilities
Amount due to related parties
Financial liabilities	RM 4,632,924	$ 1,140,833	RM 1,333,672